UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

Brian C. Janssen

American Funds Corporate Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Corporate Bond Fund® Semi-annual report for the six months ended November 30, 2019

A research-driven
fund of high-quality
corporate bonds

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Corporate Bond Fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2019 (the most recent calendar quarter-end):

	Cumulative	Average annual total return
	total return		Lifetime
Class A shares	1 year	5 years	(since 12/14/12)

Reflecting 3.75% maximum sales charge	9.20%	3.95%	3.72%

The total annual fund operating expense ratio was 0.90% for Class A shares as of the prospectus dated August 1, 2019. The expense ratio is restated to reflect current fees. The net expense ratio is 0.86%.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least August 1, 2020. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. Investment results and the net expense ratio shown reflect the reimbursement, without which the results would have been lower and the expenses would have been higher. Refer to the fund’s most recent prospectus for details. Visit capitalgroup.com for more information.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

We are pleased to present the semiannual report for American Funds Corporate Bond Fund. For the six months ended November 30, 2019, the fund returned 5.74%, with all dividends reinvested. By way of comparison, the Bloomberg Barclays U.S. Corporate Investment Grade Index returned 6.48%, while the fund’s peer group, as measured by the Lipper Corporate Debt Funds BBB-Rated Average, returned 5.61%.

During this time, the fund generated dividends totaling about 13 cents a share, providing investors who reinvested dividends with an income return of 1.23% over the past six months.

At the end of the period, the fund’s corporate holdings — representing about 87% of the portfolio — were diversified across a variety of sectors. Bonds issued by financial firms made up 15.5% of the portfolio, utilities accounted for 13.5% and energy came to 12.7%. Industry exposure in the health care sector totaled 11.4%, while consumer staples was 8.6%. Government securities represented 7.4% of the portfolio. About 76% of the fund’s securities are issued by companies domiciled in the U.S., with the rest chiefly domiciled in the United Kingdom, Canada and Japan. A summarized list of fund holdings begins on page 4.

Economic backdrop

Global economic growth softened during the past six months as international trade tensions and political risks weighed on business investment and manufacturing activity. The U.S. economy was comparatively healthy, while the European economy

Results at a glance

For periods ended November 30, 2019, with all distributions reinvested

			Average annual total returns
	Cumulative total returns				Lifetime (since
	6 months	1 year	3 years	5 years	12/14/12)

American Funds Corporate Bond Fund (Class A shares)	5.74%	14.62%	5.47%	4.68%	4.31%
Bloomberg Barclays U.S. Corporate Investment Grade Index*	6.48	15.85	6.04	4.55	4.10
Lipper Corporate Debt Funds BBB-Rated Average†	5.61	14.27	5.43	3.94	3.69
Lipper Corporate Debt Funds A-Rated Average†	5.07	13.21	5.07	3.68	3.40

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

American Funds Corporate Bond Fund	1

grew only slightly, hurt by export weakness and uncertainty surrounding the U.K.’s departure from the European Union. In Asia, slowing growth in China reverberated through the region’s economies. U.S. economic growth slowed, although it continued to outpace other advanced markets. Solid consumer spending, driven by 50-year lows in unemployment and modest wage growth, remained a key support for the U.S. economy amid softness in manufacturing.

Central banks around the world loosened monetary policy to stimulate growth. After steadily tightening policy in 2018, the U.S. Federal Reserve reversed course and cut the federal funds rate three times in the second half of 2019 to a range of 1.50%-1.75%. Upon the third increase in October, the Fed signaled a pause to further policy changes. The European Central Bank cut rates further into negative territory in September and announced that it will resume its bond-buying program to revive an economy that has struggled for momentum.

Financial markets were volatile, driven largely by the U.S.-China trade dispute. Stocks suffered several pronounced declines, but easier monetary policy and fitful progress on trade fueled subsequent rebounds. The Standard & Poor’s 500 Composite Index1 ended the period just shy of a record high. Central bank policy also drove a rally in government bonds. The 10-year U.S. Treasury yield fell to a three-year low below 1.50% in early September before rebounding modestly.

Corporate bond market

Corporate bonds rallied, with investment-grade credit spreads ending the six-month period near their 2019 lows. Yield-hungry investors, facing uncertainty on global trade and late-cycle dynamics in the U.S. economy, sought the relative safety of higher rated debt. Bond issuance was solid through the first 11 months of 2019, trailing the year-ago level by just 4%.

Inside the fund

In a volatile environment, the fund managers continue to evaluate opportunities and exposures carefully, focusing on companies with improving credit trajectories and strong management teams. Relative returns in the fund over the past six months were primarily driven by issuer selection.

The fund participated in several notable new issues, including those from pharmaceutical companies AbbVie and Bristol-Myers. Both were related to acquisitions. AbbVie borrowed $30 billion to fund its acquisition of Allergan, while Bristol-Myers borrowed $19 billion for its acquisition of Celgene. Managers expect some volatility in the pharmaceutical sector related to the 2020 U.S. election and drug price reform, but they believe that both companies will realize synergies and generate sufficient free cash flow to meaningfully reduce balance sheet leverage.

[1]	The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

2	American Funds Corporate Bond Fund

Turning to corporate sectors, the fund has an overweight position versus the index in bonds issued by electric utilities. Managers have leveraged deep, fundamental research, including regular meetings with regulators and lawmakers, to evaluate the operating environment and find investment opportunities at attractive valuations. They added exposure to Southern California Edison considering the company’s more stable fundamentals and a clearer outlook with respect to wildfire regulation and liabilities. The portfolio has an underweight position in technology relative to the index. While managers generally view large technology company valuations as elevated, they are finding idiosyncratic opportunities among smaller technology companies through fundamental analysis.

Outlook

The fund’s managers expect slow but still-positive economic growth and accommodative monetary policy to be broadly supportive of corporate credit heading into 2020. Elevated valuations as reflected in tight corporate credit spreads underscore the importance of rigorous credit research and disciplined security selection. Managers continue to selectively find value in companies that have assumed debt for mergers and acquisitions and have credible plans to deleverage their balance sheets. Looking ahead, trade tensions and political uncertainties will likely stoke further bouts of market volatility.

We thank you for making American Funds Corporate Bond Fund part of your portfolio.

Cordially,

David S. Lee
President
January 16, 2020

The fund’s 30-day yield for Class A shares as of December 31, 2019, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.69% (1.68% without the reimbursement).

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

American Funds Corporate Bond Fund	3

Summary investment portfolio November 30, 2019	unaudited

Industry sector diversification	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	7.40%
AAA/Aaa	2.12
AA/Aa	16.64
A/A	31.87
BBB/Baa	35.59
Below investment grade	1.61
Short-term securities & other assets less liabilities	4.77

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.23%	Principal amount (000)	Value (000)
Corporate bonds & notes 87.48%
Financials 15.50%
Berkshire Hathaway Finance Corp. 4.20%–4.25% 2048–2049	$1,850	$2,187
Berkshire Hathaway Inc. 3.13%–4.50% 2026–2043	1,475	1,576
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 0.80%) 2.927% 2019[1]	3,750	3,751
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[2]	4,995	5,345
JPMorgan Chase & Co. 2.25% 2020	1,552	1,552
JPMorgan Chase & Co. (3-month USD-LIBOR + 0.955%) 2.889% 2020[1]	3,800	3,805
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[2]	5,300	5,290
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[2]	6,009	6,004
Wells Fargo & Co. (3-month USD-LIBOR + 0.65%) 2.762% 2019[1]	8,425	8,426

4	American Funds Corporate Bond Fund

	Principal amount (000)	Value (000)
Wells Fargo & Co. 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[2]	$8,280	$8,328
Wells Fargo & Co. 2.41%–3.20% 2025–2027[2]	3,425	3,461
Other securities		81,993
		131,718

Utilities 13.48%
Dominion Resources, Inc., junior subordinated, 3.071% 2024[2]	1,000	1,025
Duke Energy Florida, LLC 2.50% 2029	3,795	3,818
Edison International 3.55% 2024	3,650	3,680
Edison International 4.125% 2028	6,932	7,014
Edison International 3.13%–5.75% 2022–2027	1,193	1,244
FirstEnergy Corp. 3.90% 2027	4,050	4,344
MidAmerican Energy Holdings Co. 3.65% 2029	6,130	6,734
PacifiCorp., First Mortgage Bonds, 3.50% 2029	1,000	1,083
Puget Energy, Inc. 6.50% 2020	5,000	5,224
San Diego Gas & Electric Co. 3.75% 2047	5,531	5,761
SCANA Corp. 4.13%–6.25% 2020–2022	3,908	3,962
Southern California Edison Co. 4.125% 2048	3,180	3,410
Southern California Edison Co. 2.85%–6.00% 2023–2045	8,792	9,536
Virginia Electric and Power Co. 3.30%–4.00% 2046–2049	5,048	5,323
Other securities		52,440
		114,598

Energy 12.69%
Apache Corp. 4.25% 2030	3,695	3,686
BP Capital Markets PLC 2.32%–4.23% 2020–2028	7,960	8,514
Cheniere Energy, Inc. 3.70% 2029[3]	4,689	4,740
Chevron Corp. 2.954% 2026	3,360	3,536
Energy Transfer Partners, LP 4.00%–6.25% 2027–2049	8,002	8,708
Exxon Mobil Corp. 2.222% 2021	4,500	4,523
Noble Energy, Inc. 3.25% 2029	3,755	3,727
Occidental Petroleum Corp. 2.90% 2024	3,649	3,673
Occidental Petroleum Corp. 3.50% 2029	3,409	3,445
Occidental Petroleum Corp. 3.20%–4.85% 2021–2049	3,272	3,325
Shell International Finance BV 2.00% 2024	3,680	3,664
Shell International Finance BV 1.75%–4.00% 2021–2049	6,148	6,452
Total Capital International 2.434% 2025	3,945	3,998
Other securities		45,841
		107,832

Health care 11.40%
AbbVie Inc. 3.20% 2029[3]	4,100	4,168
AbbVie Inc. 4.25% 2049[3]	4,072	4,295
AbbVie Inc. 2.30%–4.88% 2020–2048[3]	5,505	5,757
Allergan PLC 3.45% 2022	3,584	3,662
Shire PLC 2.40%–3.20% 2021–2026	4,131	4,240
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[3]	2,455	2,639
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[3]	4,378	5,112
Teva Pharmaceutical Finance Co. BV 2.80% 2023	5,365	4,855
Other securities		62,178
		96,906

American Funds Corporate Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Consumer staples 8.57%
Altria Group, Inc. 4.80% 2029	$4,310	$4,769
Altria Group, Inc. 5.95% 2049	4,252	5,122
Altria Group, Inc. 3.80%–5.80% 2024–2039	613	665
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	3,740	4,494
Anheuser-Busch InBev NV 4.00%–5.55% 2025–2049	4,624	5,645
British American Tobacco PLC 3.557% 2027	4,683	4,775
British American Tobacco PLC 2.76%–4.76% 2022–2049	9,630	9,581
Reynolds American Inc. 4.45%–5.85% 2025–2045	450	496
Wal-Mart Stores, Inc. 2.35%–3.70% 2021–2028	9,913	10,223
Other securities		27,110
		72,880

Industrials 7.11%
Honeywell International Inc. 2.30% 2024	3,525	3,571
Northrop Grumman Corp. 2.55% 2022	3,560	3,610
Other securities		53,206
		60,387

Information technology 5.24%
Broadcom Inc. 4.75% 2029[3]	7,800	8,348
Broadcom Ltd. 3.00%–3.88% 2022–2028	5,909	5,966
Fiserv, Inc. 3.50% 2029	5,515	5,803
Other securities		24,383
		44,500

Communication services 4.30%
AT&T Inc. 2.45% 2020	9,000	9,014
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	4,187	4,536
CCO Holdings LLC and CCO Holdings Capital Corp. 3.58%–5.75% 2020–2050	3,940	4,201
Comcast Corp. 2.65% 2030	5,530	5,573
Comcast Corp. 3.25%–4.70% 2025–2050	4,945	5,560
Other securities		7,682
		36,566

Consumer discretionary 3.50%
Other securities		29,772

Real estate 3.50%
Equinix, Inc. 3.20% 2029	3,495	3,512
Equinix, Inc. 2.63%–2.90% 2024–2026	5,148	5,155
Westfield Corp. Ltd. 3.15% 2022[3]	4,585	4,678
Other securities		16,380
		29,725

Materials 2.19%
ArcelorMittal 3.60% 2024	4,481	4,565
Other securities		14,070
		18,635

Total corporate bonds & notes		743,519

6	American Funds Corporate Bond Fund

	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 7.40%
U.S. Treasury 7.24%
U.S. Treasury 1.375% 2022	$7,600	$7,552
U.S. Treasury 1.25% 2024	4,410	4,335
U.S. Treasury 1.50% 2024	5,996	5,962
U.S. Treasury 1.625% 2029	3,797	3,742
U.S. Treasury 1.75% 2029	20,355	20,309
U.S. Treasury 2.25% 2049[4]	11,402	11,519
U.S. Treasury 1.50%–3.13% 2021–2048[4]	8,097	8,114
		61,533

U.S. Treasury inflation-protected securities 0.16%
U.S. Treasury Inflation-Protected Security 0.25% 2029[5]	1,330	1,342

Total U.S. Treasury bonds & notes		62,875

Other bonds & notes 0.35%
Other securities		2,948

Total bonds, notes & other debt instruments (cost: $779,441,000)		809,342

Short-term securities 4.31%	Shares
Money market investments 4.31%
Capital Group Central Cash Fund 1.78%[6]	366,050	36,605

Total short-term securities (cost: $36,605,000)		36,605
Total investment securities 99.54% (cost: $816,046,000)		845,947
Other assets less liabilities 0.46%		3,929

Net assets 100.00%		$849,876

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Corporate Bond Fund	7

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 11/30/2019[8] (000)	Unrealized (depreciation) appreciation at 11/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	112	April 2020	$22,400	$24,146	$(5)
5 Year U.S. Treasury Note Futures	Long	571	April 2020	57,100	67,931	(33)
10 Year U.S. Treasury Note Futures	Short	35	March 2020	(3,500)	(4,528)	14
10 Year Ultra U.S. Treasury Note Futures	Short	118	March 2020	(11,800)	(16,782)	25
20 Year U.S. Treasury Bond Futures	Long	2	March 2020	200	318	(1)
30 Year Ultra U.S. Treasury Bond Futures	Long	37	March 2020	3,700	6,946	27
						$27

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically.
[2]	Step bond; coupon rate may change at a later date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $118,180,000, which represented 13.91% of the net assets of the fund.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $484,000, which represented .06% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Rate represents the seven-day yield at 11/30/2019.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars

See notes to financial statements.

8	American Funds Corporate Bond Fund

Financial statements

Statement of assets and liabilities at November 30, 2019	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $816,046)		$845,947
Cash		46
Receivables for:
Sales of investments	$8,638
Sales of fund’s shares	4,593
Dividends and interest	6,368
Variation margin on futures contracts	43	19,642
		865,635
Liabilities:
Payables for:
Purchases of investments	13,909
Repurchases of fund’s shares	1,305
Dividends on fund’s shares	11
Investment advisory services	256
Services provided by related parties	252
Trustees’ deferred compensation	3
Variation margin on futures contracts	16
Other	7	15,759
Net assets at November 30, 2019		$849,876

Net assets consist of:
Capital paid in on shares of beneficial interest		$807,876
Total distributable earnings		42,000
Net assets at November 30, 2019		$849,876

See notes to financial statements.

American Funds Corporate Bond Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (77,933 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$655,230	60,084	$10.91
Class C	27,189	2,493	10.91
Class T	11	1	10.91
Class F-1	8,081	741	10.91
Class F-2	52,097	4,777	10.91
Class F-3	20,115	1,845	10.91
Class 529-A	42,383	3,886	10.91
Class 529-C	6,575	603	10.91
Class 529-E	1,405	129	10.91
Class 529-T	12	1	10.91
Class 529-F-1	4,691	430	10.91
Class R-1	1,711	157	10.91
Class R-2	5,572	511	10.91
Class R-2E	801	74	10.91
Class R-3	7,576	695	10.91
Class R-4	3,503	321	10.91
Class R-5E	766	70	10.91
Class R-5	1,441	132	10.91
Class R-6	10,717	983	10.91

See notes to financial statements.

10	American Funds Corporate Bond Fund

Statement of operations for the six months ended November 30, 2019	unaudited (dollars in thousands)

Investment income:
Income:
Interest	$11,582
Dividends	611	$12,193
Fees and expenses*:
Investment advisory services	1,378
Distribution services	1,129
Transfer agent services	413
Administrative services	106
Reports to shareholders	34
Registration statement and prospectus	212
Trustees’ compensation	1
Auditing and legal	90
Custodian	3
Other	1
Total fees and expenses before reimbursements	3,367
Less miscellaneous fee reimbursements	78
Total fees and expenses after reimbursements		3,289
Net investment income		8,904

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments in unaffiliated issuers	16,375
Futures contracts	1,058	17,433
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	13,691
Futures contracts	(311)	13,380
Net realized gain and unrealized appreciation		30,813
Net increase in net assets resulting from operations		$39,717

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

American Funds Corporate Bond Fund	11

Statements of changes in net assets
(dollars in thousands)

	Six months ended November 30, 2019*	Year ended May 31, 2019
Operations:
Net investment income	$8,904	$14,990
Net realized gain (loss)	17,433	(1,931)
Net unrealized appreciation	13,380	26,622
Net increase in net assets resulting from operations	39,717	39,681

Distributions paid or accrued to shareholders	(8,852)	(14,837)

Net capital share transactions	175,791	110,113

Total increase in net assets	206,656	134,957

Net assets:
Beginning of period	643,220	508,263
End of period	$849,876	$643,220

*	Unaudited.

See notes to financial statements.

12	American Funds Corporate Bond Fund

Notes to financial statements	unaudited

1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Funds Corporate Bond Fund	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of

14	American Funds Corporate Bond Fund

inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security;

American Funds Corporate Bond Fund	15

relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

16	American Funds Corporate Bond Fund

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$743,519	$—	$743,519
U.S. Treasury bonds & notes	—	62,875	—	62,875
Other	—	2,948	—	2,948
Short-term securities	36,605	—	—	36,605
Total	$36,605	$809,342	$—	$845,947

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$66	$—	$—	$66
Liabilities:
Unrealized depreciation on futures contracts	(39)	—	—	(39)
Total	$27	$—	$—	$27

*	Futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

American Funds Corporate Bond Fund	17

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to

18	American Funds Corporate Bond Fund

honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in

American Funds Corporate Bond Fund	19

calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires.

20	American Funds Corporate Bond Fund

Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $35,567,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts as of, or for the six months ended, November 30, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$66	Unrealized depreciation*	$39

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$1,058	Net unrealized depreciation on futures contracts	$(311)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of futures contracts that calls for the fund to pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended November 30, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

American Funds Corporate Bond Fund	21

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of May 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$299
Capital loss carryforward*	(4,609)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of November 30, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$30,393
Gross unrealized depreciation on investments	(750)
Net unrealized appreciation on investments	29,643
Cost of investments	816,331

22	American Funds Corporate Bond Fund

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended November 30, 2019		Year ended May 31, 2019
Class A	$6,844		$11,867
Class C	199		346
Class T	—	*	—	*
Class F-1	86		162
Class F-2	614		905
Class F-3	214		287
Class 529-A	431		695
Class 529-C	51		95
Class 529-E	13		24
Class 529-T	—	*	—	*
Class 529-F-1	56		94
Class R-1	11		9
Class R-2	43		78
Class R-2E	6		9
Class R-3	77		129
Class R-4	40		55
Class R-5E	9		11
Class R-5	15		27
Class R-6	143		44
Total	$8,852		$14,837

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.377% of daily net assets. For the six months ended November 30, 2019, the investment advisory services fee was $1,378,000.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the six months ended November 30, 2019, total fees and expenses reimbursed by CRMC were $78,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

American Funds Corporate Bond Fund	23

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of November 30, 2019, unreimbursed expenses subject to reimbursement totaled $47,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and

24	American Funds Corporate Bond Fund

market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Prior to July 1, 2019, Class A shares paid CRMC an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes paid a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized the fund to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Corporate Bond Fund	25

For the six months ended November 30, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$867	$326		$ 78		Not applicable
Class C	119	13		4		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	9	5		1		Not applicable
Class F-2	Not applicable	25		8		Not applicable
Class F-3	Not applicable	1		2		Not applicable
Class 529-A	50	19		6		$12
Class 529-C	32	3		1		2
Class 529-E	3	—	*	—	*	—	*
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	2		1		2
Class R-1	6	—	*	—	*	Not applicable
Class R-2	19	9		1		Not applicable
Class R-2E	2	1		—	*	Not applicable
Class R-3	18	6		1		Not applicable
Class R-4	4	2		1		Not applicable
Class R-5E	Not applicable	1		—	*	Not applicable
Class R-5	Not applicable	—	*	—	*	Not applicable
Class R-6	Not applicable	—	*	2		Not applicable
Total class-specific expenses	$1,129	$413		$106		$16

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

26	American Funds Corporate Bond Fund

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended November 30, 2019.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended November 30, 2019

Class A	$165,164	15,297	$6,793		627		$(41,863)	(3,879)	$130,094		12,045
Class C	8,502	788	198		18		(2,661)	(247)	6,039		559
Class T	—	—	—		—		—	—	—		—
Class F-1	2,640	245	86		8		(1,064)	(98)	1,662		155
Class F-2	25,458	2,360	611		56		(14,214)	(1,315)	11,855		1,101
Class F-3	9,506	882	214		20		(1,463)	(135)	8,257		767
Class 529-A	12,789	1,186	430		39		(3,309)	(307)	9,910		918
Class 529-C	1,398	129	51		5		(1,131)	(104)	318		30
Class 529-E	436	40	13		1		(155)	(14)	294		27
Class 529-T	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-1	987	92	56		5		(439)	(41)	604		56
Class R-1	1,107	103	10		1		(32)	(3)	1,085		101
Class R-2	1,132	105	43		4		(456)	(43)	719		66
Class R-2E	338	31	6		1		(72)	(6)	272		26
Class R-3	1,412	131	76		7		(902)	(83)	586		55
Class R-4	434	40	40		4		(158)	(15)	316		29
Class R-5E	172	16	8		1		(19)	(2)	161		15
Class R-5	446	41	14		1		(97)	(9)	363		33
Class R-6	5,171	490	143		13		(2,058)	(192)	3,256		311
Total net increase (decrease)	$237,092	21,976	$8,792		811		$(70,093)	(6,493)	$175,791		16,294

See next page for footnotes.

American Funds Corporate Bond Fund	27

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended May 31, 2019

Class A	$163,813	16,284	$11,712		1,165		$(100,766)	(10,091)	$74,759		7,358
Class C	9,685	961	340		34		(7,272)	(727)	2,753		268
Class T	—	—	—		—		—	—	—		—
Class F-1	2,847	282	161		16		(6,611)	(663)	(3,603)		(365)
Class F-2	25,663	2,555	901		89		(15,685)	(1,573)	10,879		1,071
Class F-3	5,110	508	283		28		(2,432)	(243)	2,961		293
Class 529-A	12,434	1,234	690		69		(5,978)	(600)	7,146		703
Class 529-C	2,719	270	95		9		(1,418)	(142)	1,396		137
Class 529-E	487	48	24		2		(414)	(41)	97		9
Class 529-T	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-1	2,589	260	92		9		(1,416)	(143)	1,265		126
Class R-1	406	40	8		1		(116)	(11)	298		30
Class R-2	2,583	257	77		8		(1,449)	(144)	1,211		121
Class R-2E	379	38	9		1		(191)	(20)	197		19
Class R-3	2,966	296	129		13		(655)	(66)	2,440		243
Class R-4	1,314	129	55		5		(195)	(19)	1,174		115
Class R-5E	522	52	11		1		(24)	(2)	509		51
Class R-5	447	45	26		3		(158)	(16)	315		32
Class R-6	6,536	637	43		4		(263)	(26)	6,316		615
Total net increase (decrease)	$240,500	23,896	$14,656		1,457		$(145,043)	(14,527)	$110,113		10,826

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

28	American Funds Corporate Bond Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $533,486,000 and $374,411,000, respectively, during the six months ended November 30, 2019.

American Funds Corporate Bond Fund	29

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
11/30/2019[5,6]	$10.44	$.13	$.47	$.60
5/31/2019	10.00	.28	.44	.72
5/31/2018	10.33	.24	(.30)	(.06)
5/31/2017	10.27	.22	.18	.40
5/31/2016	10.20	.30	.26	.56
5/31/2015	10.11	.26	.08	.34
Class C:
11/30/2019[5,6]	10.44	.09	.47	.56
5/31/2019	10.00	.20	.44	.64
5/31/2018	10.33	.16	(.30)	(.14)
5/31/2017[5,10]	10.57	.12	(.18)	(.06)
Class T:
11/30/2019[5,6]	10.44	.14	.47	.61
5/31/2019	10.00	.30	.44	.74
5/31/2018	10.33	.26	(.30)	(.04)
5/31/2017[5,12]	10.17	.04	.16	.20
Class F-1:
11/30/2019[5,6]	10.44	.13	.47	.60
5/31/2019	10.00	.28	.44	.72
5/31/2018	10.33	.23	(.30)	(.07)
5/31/2017[5,10]	10.57	.18	(.18)	— [13]
Class F-2:
11/30/2019[5,6]	10.44	.14	.47	.61
5/31/2019	10.00	.30	.44	.74
5/31/2018	10.33	.26	(.30)	(.04)
5/31/2017[5,10]	10.57	.20	(.17)	.03
Class F-3:
11/30/2019[5,6]	10.44	.15	.47	.62
5/31/2019	10.00	.31	.44	.75
5/31/2018	10.33	.27	(.30)	(.03)
5/31/2017[5,14]	10.09	.09	.24	.33

30	American Funds Corporate Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.13)	$—	$(.13)	$10.91	5.74%[7]		$655		.89%[8]		.87%[8]		2.38%[8]
(.28)	—	(.28)	10.44	7.32		501		.95		.94		2.80
(.24)	(.03)	(.27)	10.00	(.64)		407		1.03		.90		2.37
(.23)	(.11)	(.34)	10.33	3.90	[9]	211		.98	[9]	.87	[9]	2.16	[9]
(.29)	(.20)	(.49)	10.27	5.71	[9]	52		.75	[9]	.53	[9]	2.97	[9]
(.25)	—	(.25)	10.20	3.44	[9]	51		.71	[9]	.53	[9]	2.52	[9]

(.09)	—	(.09)	10.91	5.37	[7]	27		1.59	[8]	1.57	[8]	1.67	[8]
(.20)	—	(.20)	10.44	6.53		20		1.70		1.69		2.05
(.16)	(.03)	(.19)	10.00	(1.41)		17		1.81		1.68		1.58
(.11)	(.07)	(.18)	10.33	(.47)[7]		10		1.77		1.64		1.40

(.14)	—	(.14)	10.91	5.90	[7,9]	—	[11]	.60	[8,9]	.58	[8,9]	2.68	[8,9]
(.30)	—	(.30)	10.44	7.60	[9]	—	[11]	.69	[9]	.68	[9]	3.06	[9]
(.26)	(.03)	(.29)	10.00	(.40)[9]		—	[11]	.83	[9]	.68	[9]	2.56	[9]
(.04)	—	(.04)	10.33	1.97	[7,9]	—	[11]	.15	[7,9]	.10	[7,9]	.37	[7,9]

(.13)	—	(.13)	10.91	5.75	[7]	8		.87	[8]	.85	[8]	2.40	[8]
(.28)	—	(.28)	10.44	7.30		6		.98		.97		2.77
(.23)	(.03)	(.26)	10.00	(.69)		9		1.05		.94		2.35
(.17)	(.07)	(.24)	10.33	.09	[7]	2		1.14		1.00		2.07

(.14)	—	(.14)	10.91	5.90	[7]	52		.59	[8]	.57	[8]	2.68	[8]
(.30)	—	(.30)	10.44	7.60		38		.69		.67		3.07
(.26)	(.03)	(.29)	10.00	(.41)		26		.76		.66		2.64
(.20)	(.07)	(.27)	10.33	.33	[7]	5		.77		.66		2.35

(.15)	—	(.15)	10.91	5.95	[7]	20		.49	[8]	.47	[8]	2.77	[8]
(.31)	—	(.31)	10.44	7.72		11		.59		.57		3.17
(.27)	(.03)	(.30)	10.00	(.32)		8		.71		.58		2.69
(.09)	—	(.09)	10.33	3.29	[7]	3		.32	[7]	.20	[7]	.89	[7]

See end of table for footnotes.

American Funds Corporate Bond Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
11/30/2019[5,6]	$10.44	$.13	$.47	$.60
5/31/2019	10.00	.28	.44	.72
5/31/2018	10.33	.23	(.30)	(.07)
5/31/2017[5,10]	10.57	.17	(.17)	— [13]
Class 529-C:
11/30/2019[5,6]	10.44	.09	.47	.56
5/31/2019	10.00	.20	.44	.64
5/31/2018	10.33	.15	(.30)	(.15)
5/31/2017[5,10]	10.57	.12	(.18)	(.06)
Class 529-E:
11/30/2019[5,6]	10.44	.12	.47	.59
5/31/2019	10.00	.26	.44	.70
5/31/2018	10.33	.21	(.30)	(.09)
5/31/2017[5,10]	10.57	.16	(.17)	(.01)
Class 529-T:
11/30/2019[5,6]	10.44	.14	.47	.61
5/31/2019	10.00	.30	.44	.74
5/31/2018	10.33	.26	(.30)	(.04)
5/31/2017[5,12]	10.17	.04	.16	.20
Class 529-F-1:
11/30/2019[5,6]	10.44	.14	.47	.61
5/31/2019	10.00	.30	.44	.74
5/31/2018	10.33	.26	(.30)	(.04)
5/31/2017[5,10]	10.57	.20	(.18)	.02
Class R-1:
11/30/2019[5,6]	10.44	.09	.47	.56
5/31/2019	10.00	.21	.44	.65
5/31/2018	10.33	.18	(.30)	(.12)
5/31/2017[5,10]	10.57	.18	(.17)	.01

32	American Funds Corporate Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.13)	$—	$(.13)	$10.91	5.73%[7]		$42		.92%[8]		.90%[8]		2.35%[8]
(.28)	—	(.28)	10.44	7.33		31		.95		.94		2.80
(.23)	(.03)	(.26)	10.00	(.73)		23		1.09		.98		2.32
(.17)	(.07)	(.24)	10.33	.06	[7]	6		1.15		1.01		2.06

(.09)	—	(.09)	10.91	5.34	[7]	7		1.66	[8]	1.64	[8]	1.62	[8]
(.20)	—	(.20)	10.44	6.47		6		1.75		1.74		2.00
(.15)	(.03)	(.18)	10.00	(1.47)		4		1.86		1.74		1.53
(.11)	(.07)	(.18)	10.33	(.48)[7]		2		1.82		1.69		1.36

(.12)	—	(.12)	10.91	5.65	[7]	1		1.07	[8]	1.05	[8]	2.19	[8]
(.26)	—	(.26)	10.44	7.09		1		1.17		1.16		2.58
(.21)	(.03)	(.24)	10.00	(.90)		1		1.29		1.16		2.11
(.16)	(.07)	(.23)	10.33	(.02)[7]		1		1.27		1.13		1.93

(.14)	—	(.14)	10.91	5.88	[7,9]	—	[11]	.65	[8,9]	.63	[8,9]	2.63	[8,9]
(.30)	—	(.30)	10.44	7.52	[9]	—	[11]	.76	[9]	.75	[9]	3.00	[9]
(.26)	(.03)	(.29)	10.00	(.47)[9]		—	[11]	.89	[9]	.75	[9]	2.49	[9]
(.04)	—	(.04)	10.33	1.96	[7,9]	—	[11]	.16	[7,9]	.11	[7,9]	.36	[7,9]

(.14)	—	(.14)	10.91	5.87	[7]	5		.66	[8]	.64	[8]	2.62	[8]
(.30)	—	(.30)	10.44	7.54		4		.75		.73		3.02
(.26)	(.03)	(.29)	10.00	(.48)		2		.85		.74		2.57
(.19)	(.07)	(.26)	10.33	.30	[7]	1		.85		.71		2.36

(.09)	—	(.09)	10.91	5.41	[7]	2		1.50	[8]	1.47	[8]	1.72	[8]
(.21)	—	(.21)	10.44	6.64		1		1.59		1.57		2.18
(.18)	(.03)	(.21)	10.00	(1.19)[9]		—	[11]	1.59	[9]	1.48	[9]	1.83	[9]
(.18)	(.07)	(.25)	10.33	.15	[7,9]	—	[11]	1.12	[9]	.97	[9]	2.06	[9]

See end of table for footnotes.

American Funds Corporate Bond Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
11/30/2019[5,6]	$10.44	$.09	$.47	$.56
5/31/2019	10.00	.21	.44	.65
5/31/2018	10.33	.17	(.30)	(.13)
5/31/2017[5,10]	10.57	.15	(.17)	(.02)
Class R-2E:
11/30/2019[5,6]	10.44	.11	.47	.58
5/31/2019	10.00	.24	.44	.68
5/31/2018	10.33	.23	(.30)	(.07)
5/31/2017[5,10]	10.57	.20	(.17)	.03
Class R-3:
11/30/2019[5,6]	10.44	.11	.47	.58
5/31/2019	10.00	.25	.44	.69
5/31/2018	10.33	.21	(.30)	(.09)
5/31/2017[5,10]	10.57	.17	(.17)	— [13]
Class R-4:
11/30/2019[5,6]	10.44	.13	.47	.60
5/31/2019	10.00	.28	.44	.72
5/31/2018	10.33	.24	(.30)	(.06)
5/31/2017[5,10]	10.57	.20	(.18)	.02
Class R-5E:
11/30/2019[5,6]	10.44	.14	.47	.61
5/31/2019	10.00	.30	.44	.74
5/31/2018	10.33	.27	(.30)	(.03)
5/31/2017[5,10]	10.57	.20	(.17)	.03
Class R-5:
11/30/2019[5,6]	10.44	.15	.47	.62
5/31/2019	10.00	.31	.44	.75
5/31/2018	10.33	.27	(.30)	(.03)
5/31/2017[5,10]	10.57	.21	(.18)	.03

34	American Funds Corporate Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.09)	$—	$(.09)	$10.91	5.38%[7]		$6		1.58%[8]		1.56%[8]		1.69%[8]
(.21)	—	(.21)	10.44	6.58		5		1.65		1.63		2.11
(.17)	(.03)	(.20)	10.00	(1.35)		3		1.74		1.61		1.68
(.15)	(.07)	(.22)	10.33	(.11)[7]		1		1.64		1.39		1.75

(.11)	—	(.11)	10.91	5.55	[7]	1		1.27	[8]	1.25	[8]	2.00	[8]
(.24)	—	(.24)	10.44	6.90		—	[11]	1.35		1.33		2.45
(.23)	(.03)	(.26)	10.00	(.73)[9]		—	[11]	1.32	[9]	1.22	[9]	2.16	[9]
(.20)	(.07)	(.27)	10.33	.36	[7,9]	—	[11]	.75	[9]	.63	[9]	2.33	[9]

(.11)	—	(.11)	10.91	5.61	[7]	8		1.14	[8]	1.12	[8]	2.13	[8]
(.25)	—	(.25)	10.44	7.03		7		1.22		1.21		2.54
(.21)	(.03)	(.24)	10.00	(.92)		4		1.28		1.18		2.16
(.17)	(.07)	(.24)	10.33	.10	[7]	1		1.29		1.11		2.02

(.13)	—	(.13)	10.91	5.77	[7]	3		.84	[8]	.82	[8]	2.43	[8]
(.28)	—	(.28)	10.44	7.34		3		.93		.92		2.82
(.24)	(.03)	(.27)	10.00	(.66)		2		1.05		.92		2.36
(.19)	(.07)	(.26)	10.33	.26	[7]	1		1.15		.85		2.31

(.14)	—	(.14)	10.91	5.87	[7]	1		.65	[8]	.63	[8]	2.62	[8]
(.30)	—	(.30)	10.44	7.59		1		.70		.68		3.08
(.27)	(.03)	(.30)	10.00	(.35)		—	[11]	.81		.61		2.66
(.20)	(.07)	(.27)	10.33	.37	[7]	—	[11]	.73		.62		2.34

(.15)	—	(.15)	10.91	5.93	[7]	1		.54	[8]	.52	[8]	2.73	[8]
(.31)	—	(.31)	10.44	7.67		1		.63		.61		3.14
(.27)	(.03)	(.30)	10.00	(.37)		1		.74		.62		2.67
(.20)	(.07)	(.27)	10.33	.34	[7]	—	[11]	.81		.63		2.42

See end of table for footnotes.

American Funds Corporate Bond Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
11/30/2019[5,6]	$10.44	$.15	$.47	$.62
5/31/2019	10.00	.31	.44	.75
5/31/2018	10.33	.27	(.30)	(.03)
5/31/2017[5,10]	10.57	.21	(.19)	.02

	Six months ended November 30,	Year ended May 31,
	2019[5,6,7]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes[15]	93%	203%	153%	162%	295%	204%

See notes to financial statements.

36	American Funds Corporate Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income to average net assets[3]

$(.15)	$—	$(.15)	$10.91	5.95%[7]	$11	.50%[8]	.47%[8]	2.79%[8]
(.31)	—	(.31)	10.44	7.70	7	.60	.58	3.21
(.27)	(.03)	(.30)	10.00	(.36)	1	.76	.62	2.63
(.19)	(.07)	(.26)	10.33	.30 [7]	1	.84	.62	2.54

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of a reimbursement from CRMC. During the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	This share class began investment operations on July 29, 2016.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Amount less than $.01.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

American Funds Corporate Bond Fund	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2019, through November 30, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	American Funds Corporate Bond Fund

	Beginning account value 6/1/2019	Ending account value 11/30/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,057.43	$4.49	.87%
Class A – assumed 5% return	1,000.00	1,020.71	4.41	.87
Class C – actual return	1,000.00	1,053.74	8.08	1.57
Class C – assumed 5% return	1,000.00	1,017.20	7.94	1.57
Class T – actual return	1,000.00	1,058.97	2.99	.58
Class T – assumed 5% return	1,000.00	1,022.16	2.94	.58
Class F-1 – actual return	1,000.00	1,057.54	4.38	.85
Class F-1 – assumed 5% return	1,000.00	1,020.81	4.31	.85
Class F-2 – actual return	1,000.00	1,059.00	2.94	.57
Class F-2 – assumed 5% return	1,000.00	1,022.21	2.89	.57
Class F-3 – actual return	1,000.00	1,059.52	2.43	.47
Class F-3 – assumed 5% return	1,000.00	1,022.71	2.38	.47
Class 529-A – actual return	1,000.00	1,057.26	4.64	.90
Class 529-A – assumed 5% return	1,000.00	1,020.56	4.56	.90
Class 529-C – actual return	1,000.00	1,053.42	8.44	1.64
Class 529-C – assumed 5% return	1,000.00	1,016.85	8.29	1.64
Class 529-E – actual return	1,000.00	1,056.46	5.41	1.05
Class 529-E – assumed 5% return	1,000.00	1,019.80	5.32	1.05
Class 529-T – actual return	1,000.00	1,058.78	3.25	.63
Class 529-T – assumed 5% return	1,000.00	1,021.91	3.19	.63
Class 529-F-1 – actual return	1,000.00	1,058.66	3.30	.64
Class 529-F-1 – assumed 5% return	1,000.00	1,021.86	3.24	.64
Class R-1 – actual return	1,000.00	1,054.09	7.57	1.47
Class R-1 – assumed 5% return	1,000.00	1,017.70	7.44	1.47
Class R-2 – actual return	1,000.00	1,053.81	8.03	1.56
Class R-2 – assumed 5% return	1,000.00	1,017.25	7.89	1.56
Class R-2E – actual return	1,000.00	1,055.46	6.44	1.25
Class R-2E – assumed 5% return	1,000.00	1,018.80	6.33	1.25
Class R-3 – actual return	1,000.00	1,056.13	5.77	1.12
Class R-3 – assumed 5% return	1,000.00	1,019.45	5.67	1.12
Class R-4 – actual return	1,000.00	1,057.69	4.23	.82
Class R-4 – assumed 5% return	1,000.00	1,020.96	4.15	.82
Class R-5E – actual return	1,000.00	1,058.70	3.25	.63
Class R-5E – assumed 5% return	1,000.00	1,021.91	3.19	.63
Class R-5 – actual return	1,000.00	1,059.26	2.68	.52
Class R-5 – assumed 5% return	1,000.00	1,022.46	2.64	.52
Class R-6 – actual return	1,000.00	1,059.55	2.43	.47
Class R-6 – assumed 5% return	1,000.00	1,022.71	2.38	.47

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Corporate Bond Fund	39

This page was intentionally left blank.

40	American Funds Corporate Bond Fund

This page was intentionally left blank.

American Funds Corporate Bond Fund	41

This page was intentionally left blank.

42	American Funds Corporate Bond Fund

This page was intentionally left blank.

American Funds Corporate Bond Fund	43

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	American Funds Corporate Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete May 31, 2019, portfolio of American Funds Corporate Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Corporate Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Corporate Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.
Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Corporate Bond Fund®

Investment portfolio

November 30, 2019

unaudited

Bonds, notes & other debt instruments 95.23% Corporate bonds & notes 87.48% Financials 15.50%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$200	$201
ACE INA Holdings Inc. 2.875% 2022	1,205	1,239
ACE INA Holdings Inc. 3.35% 2026	775	829
Allstate Corp. 3.85% 2049	1,000	1,119
American International Group, Inc. 3.90% 2026	300	322
American International Group, Inc. 4.80% 2045	100	120
AON Corp. 2.20% 2022	2,696	2,699
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)1	2,400	2,495
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)1	2,760	2,880
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)1	737	773
Bank of America Corp. 2.884% 2030 (3-month USD-LIBOR + 1.19% on 10/22/2029)1	2,198	2,217
Bank of Montreal 2.50% 2024	2,400	2,424
Bank of Montreal 4.338% 2028 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5 Year + 1.28% on 10/5/2023)1	1,865	1,966
Barclays Bank PLC 4.95% 2047	600	691
Berkshire Hathaway Finance Corp. 4.20% 2048	1,550	1,830
Berkshire Hathaway Finance Corp. 4.25% 2049	300	357
Berkshire Hathaway Inc. 3.125% 2026	1,350	1,423
Berkshire Hathaway Inc. 4.50% 2043	125	153
Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)1	2,000	2,004
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)1	750	792
Citigroup Inc. 3.352% 2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)1	1,000	1,037
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)1	2,857	2,891
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)1	675	736
Cooperatieve Rabobank UA 2.625% 20242	1,200	1,214
Crédit Agricole SA 3.25% 20242	600	620
Crédit Agricole SA 4.375% 20252	480	514
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)1,2	650	660
Credit Suisse Group AG 3.80% 2023	425	444
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)1,2	1,000	999
Credit Suisse Group AG 4.55% 2026	500	556
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)1,2	500	535
Danske Bank AS 2.70% 20222	200	201
Ford Motor Credit Co. 5.584% 2024	425	455
Ford Motor Credit Co. 4.542% 2026	1,025	1,031
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 0.80%) 2.927% 20193	3,750	3,751
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)1	500	508
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 3.08% 20263	425	430
Groupe BPCE SA 5.70% 20232	200	221
Groupe BPCE SA 5.15% 20242	620	681
Guardian Life Global Funding 2.90% 20242	265	273
Hartford Financial Services Group, Inc. 2.80% 2029	2,270	2,283
Hartford Financial Services Group, Inc. 3.60% 2049	300	305
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)1	3,070	3,061

American Funds Corporate Bond Fund — Page 1 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)1	$4,995	$5,345
Intesa Sanpaolo SpA 3.25% 20242	700	699
JPMorgan Chase & Co. 2.25% 2020	1,552	1,552
JPMorgan Chase & Co. (3-month USD-LIBOR + 0.955%) 2.889% 20203	3,800	3,805
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)1	5,300	5,290
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)1	6,009	6,004
Lloyds Banking Group PLC 4.375% 2028	590	648
Marsh & McLennan Companies, Inc. 4.375% 2029	480	544
MetLife, Inc. 4.60% 2046	100	122
Metropolitan Life Global Funding I 2.00% 20202	150	150
Metropolitan Life Global Funding I 2.50% 20202	150	151
Metropolitan Life Global Funding I 1.95% 20212	850	850
Metropolitan Life Global Funding I 2.40% 20212	1,200	1,206
Metropolitan Life Global Funding I 3.45% 20212	150	154
Metropolitan Life Global Funding I 2.40% 20222	480	486
Metropolitan Life Global Funding I 3.60% 20242	400	422
Metropolitan Life Global Funding I 3.45% 20262	150	161
Metropolitan Life Global Funding I 3.00% 20272	200	208
Metropolitan Life Global Funding I 3.05% 20292	750	785
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	2,190	2,274
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)1	2,500	2,616
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)1	1,000	1,012
Nationwide Building Society 4.125% 2032 (5-year USD ICE Swap + 1.849% on 10/18/2027)1,2	500	515
New York Life Global Funding 1.70% 20212	900	897
New York Life Global Funding 2.00% 20212	800	801
New York Life Global Funding 2.30% 20222	1,150	1,159
New York Life Global Funding 3.00% 20282	200	209
Nuveen, LLC 4.00% 20282	220	245
PNC Financial Services Group, Inc. 2.20% 2024	1,000	998
Principal Financial Group, Inc. 4.111% 20282	250	271
Principal Financial Group, Inc. 3.70% 2029	235	256
Progressive Corp. 4.00% 2029	250	281
Prudential Financial, Inc. 3.905% 2047	350	380
Prudential Financial, Inc. 4.35% 2050	250	290
Prudential Financial, Inc. 3.70% 2051	975	1,016
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)1	500	573
Rabobank Nederland 4.375% 2025	500	543
Royal Bank of Canada 3.20% 2021	2,000	2,035
Royal Bank of Canada 2.25% 2024	2,750	2,741
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)1	1,250	1,363
Toronto-Dominion Bank 2.65% 2024	1,800	1,837
Travelers Companies, Inc. 4.00% 2047	105	121
Travelers Companies, Inc. 4.05% 2048	100	116
Travelers Companies, Inc. 4.10% 2049	380	444
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)1,2	775	788
UniCredit SpA 5.861% 20321,2	1,510	1,577
US Bancorp 2.05% 2020	1,650	1,652
US Bancorp 2.40% 2024	1,800	1,824
US Bank NA (3-month USD-LIBOR + 0.32%) 2.256% 20203	1,875	1,875
US Bank NA 3.00% 2021	2,000	2,024

American Funds Corporate Bond Fund — Page 2 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. (3-month USD-LIBOR + 0.65%) 2.762% 20193	$8,425	$8,426
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)1	2,225	2,221
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)1	1,200	1,240
Wells Fargo & Co. 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)1	8,280	8,328
Willis North America Inc. 3.875% 2049	250	248
		131,718
Utilities 13.48%
AEP Transmission Co. LLC 3.80% 2049	200	222
Alliant Energy Finance LLC 3.75% 20232	377	393
Alliant Energy Finance LLC 4.25% 20282	377	407
Ameren Corp. 2.50% 2024	242	243
American Electric Power Co., Inc. 3.65% 2021	1,600	1,651
CenterPoint Energy, Inc. 3.85% 2024	780	821
CenterPoint Energy, Inc. 2.95% 2030	1,900	1,885
CMS Energy Corp. 3.00% 2026	1,000	1,024
Colbun SA 4.50% 2024	200	213
Colbun SA 3.95% 20272	400	412
Comision Federal de Electricidad 4.75% 20272	500	525
Connecticut Light and Power Co. 3.20% 2027	1,125	1,194
Consolidated Edison Co. of New York, Inc. 4.65% 2048	290	358
Consolidated Edison Co. of New York, Inc. 4.125% 2049	390	448
Consumers Energy Co. 3.10% 2050	1,030	1,044
Dominion Resources, Inc., junior subordinated, 3.071% 20241	1,000	1,025
DTE Energy Co. 3.40% 2029	1,200	1,247
DTE Energy Co. 3.95% 2049	230	268
Duke Energy Corp. 3.40% 2029	1,475	1,549
Duke Energy Florida, LLC 2.50% 2029	3,795	3,818
Duke Energy Progress, LLC 3.60% 2047	101	109
Edison International 3.125% 2022	725	729
Edison International 3.55% 2024	3,650	3,680
Edison International 5.75% 2027	468	515
Edison International 4.125% 2028	6,932	7,014
EDP Finance BV 5.25% 20212	400	413
EDP Finance BV 3.625% 20242	200	208
Electricité de France SA 4.95% 20452	200	237
Electricité de France SA 5.25% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 10-year + 3.709% on 1/29/2023)1,2	150	156
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)1	400	451
Empresa Nacional de Electricidad SA 4.25% 2024	150	157
Enel Chile SA 4.875% 2028	145	160
Enel Finance International SA 3.50% 20282	400	409
Enel Finance International SA 6.00% 20392	250	313
Enel Società per Azioni 8.75% 20731,2	1,000	1,173
Entergy Corp. 2.95% 2026	2,085	2,123
Eversource Energy 3.30% 2028	593	616
FirstEnergy Corp. 3.90% 2027	4,050	4,344
FirstEnergy Corp. 3.50% 20282	1,000	1,047
FirstEnergy Corp. 4.85% 2047	1,250	1,485
Florida Power & Light Co. 4.95% 2035	432	541
Florida Power & Light Co. 3.15% 2049	1,750	1,787
Gulf Power Co. 3.30% 2027	1,000	1,058
IPALCO Enterprises, Inc. 3.70% 2024	400	416

American Funds Corporate Bond Fund — Page 3 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Jersey Central Power & Light Co. 4.30% 20262	$1,085	$1,185
Metropolitan Edison Co. 4.30% 20292	200	225
MidAmerican Energy Holdings Co. 3.65% 2029	6,130	6,734
Mississippi Power Co. 3.95% 2028	1,000	1,088
Mississippi Power Co. 4.25% 2042	1,350	1,468
National Grid PLC 3.15% 20272	265	275
New York State Electric & Gas Corp. 3.25% 20262	100	104
Niagara Mohawk Power Corp. 3.508% 20242	300	316
Northern States Power Co. 2.90% 2050	625	609
Pacific Gas and Electric Co. 3.50% 20204	1,481	1,464
Pacific Gas and Electric Co. 2.45% 20224	725	703
Pacific Gas and Electric Co. 4.25% 20232,4	2,000	1,996
Pacific Gas and Electric Co. 2.95% 20264	1,313	1,280
Pacific Gas and Electric Co. 4.65% 20282,4	1,442	1,457
Pacific Gas and Electric Co. 3.95% 20474	200	193
PacifiCorp., First Mortgage Bonds, 3.50% 2029	1,000	1,083
Progress Energy, Inc. 7.00% 2031	525	715
Public Service Electric and Gas Co. 3.65% 2028	458	501
Public Service Electric and Gas Co. 3.20% 2029	615	658
Public Service Electric and Gas Co. 3.85% 2049	805	921
Public Service Enterprise Group Inc. 2.25% 2026	2,000	1,994
Public Service Enterprise Group Inc. 3.20% 2049	579	598
Puget Energy, Inc. 6.50% 2020	5,000	5,224
Puget Energy, Inc. 5.625% 2022	925	990
Puget Energy, Inc. 3.65% 2025	275	285
San Diego Gas & Electric Co. 3.95% 2041	170	176
San Diego Gas & Electric Co. 4.30% 2042	300	324
San Diego Gas & Electric Co. 3.75% 2047	5,531	5,761
San Diego Gas & Electric Co. 4.10% 2049	1,590	1,778
SCANA Corp. 6.25% 2020	2,822	2,851
SCANA Corp. 4.75% 2021	822	841
SCANA Corp. 4.125% 2022	264	270
Southern California Edison Co. 3.50% 2023	3,075	3,191
Southern California Edison Co. 2.85% 2029	900	909
Southern California Edison Co. 4.20% 2029	1,295	1,425
Southern California Edison Co. 6.00% 2034	751	925
Southern California Edison Co. 5.35% 2035	1,000	1,190
Southern California Edison Co. 5.75% 2035	665	802
Southern California Edison Co. 4.125% 2048	3,180	3,410
Southern California Edison Co., Series C, 3.60% 2045	1,106	1,094
Virginia Electric and Power Co. 4.00% 2046	1,748	1,967
Virginia Electric and Power Co. 3.30% 2049	3,300	3,356
Xcel Energy Inc. 2.60% 2029	1,300	1,290
Xcel Energy Inc. 3.50% 2049	3,050	3,084
		114,598
Energy 12.69%
Apache Corp. 4.25% 2030	3,695	3,686
Apache Corp. 5.35% 2049	3,385	3,392
Baker Hughes, a GE Co. 3.138% 2029	1,637	1,661
BP Capital Markets PLC 2.315% 2020	357	357
BP Capital Markets PLC 3.062% 2022	1,073	1,100
BP Capital Markets PLC 3.79% 2024	1,600	1,699
BP Capital Markets PLC 3.41% 2026	2,870	3,036

American Funds Corporate Bond Fund — Page 4 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
BP Capital Markets PLC 4.234% 2028	$2,060	$2,322
Canadian Natural Resources Ltd. 2.95% 2023	1,495	1,522
Canadian Natural Resources Ltd. 3.85% 2027	3,085	3,270
Canadian Natural Resources Ltd. 4.95% 2047	187	221
Cenovus Energy Inc. 5.25% 2037	730	797
Cenovus Energy Inc. 5.40% 2047	2,508	2,860
Cheniere Energy, Inc. 3.70% 20292	4,689	4,740
Chevron Corp. 2.498% 2022	2,600	2,638
Chevron Corp. 2.954% 2026	3,360	3,536
Concho Resources Inc. 4.30% 2028	1,940	2,084
Concho Resources Inc. 4.85% 2048	750	840
Enbridge Energy Partners, LP 4.375% 2020	60	61
Enbridge Energy Partners, LP 7.375% 2045	1,265	1,880
Enbridge Inc. 4.00% 2023	750	794
Enbridge Inc. 3.50% 2024	1,100	1,145
Energy Transfer Partners, LP 4.00% 2027	790	807
Energy Transfer Partners, LP 4.20% 2027	373	383
Energy Transfer Partners, LP 6.125% 2045	125	141
Energy Transfer Partners, LP 5.30% 2047	1,265	1,316
Energy Transfer Partners, LP 5.40% 2047	2,351	2,478
Energy Transfer Partners, LP 6.00% 2048	1,893	2,162
Energy Transfer Partners, LP 6.25% 2049	1,205	1,421
Enterprise Products Operating LLC 4.20% 2050	700	752
Equinor ASA 3.625% 2028	2,225	2,461
Equinor ASA 3.25% 2049	1,150	1,185
Exxon Mobil Corp. 2.222% 2021	4,500	4,523
Exxon Mobil Corp. 1.902% 2022	270	271
Exxon Mobil Corp. 2.019% 2024	660	664
Exxon Mobil Corp. 2.44% 2029	1,875	1,886
Exxon Mobil Corp. 2.995% 2039	100	102
Exxon Mobil Corp. 3.095% 2049	120	121
Kinder Morgan Energy Partners, LP 3.50% 2023	1,570	1,626
Kinder Morgan, Inc. 3.15% 2023	610	623
Kinder Morgan, Inc. 5.05% 2046	275	305
Kinder Morgan, Inc. 5.20% 2048	475	548
MPLX LP 3.50% 20222	650	666
Noble Energy, Inc. 3.25% 2029	3,755	3,727
Noble Energy, Inc. 4.95% 2047	1,585	1,691
Noble Energy, Inc. 4.20% 2049	625	606
Occidental Petroleum Corp. 4.85% 2021	434	447
Occidental Petroleum Corp. 2.90% 2024	3,649	3,673
Occidental Petroleum Corp. 3.20% 2026	748	753
Occidental Petroleum Corp. 3.50% 2029	3,409	3,445
Occidental Petroleum Corp. 4.40% 2049	2,090	2,125
Petroleos Mexicanos 6.84% 20302	1,250	1,310
Sabine Pass Liquefaction, LLC 5.625% 20211	380	391
Shell International Finance BV 1.75% 2021	50	50
Shell International Finance BV 3.50% 2023	1,558	1,646
Shell International Finance BV 2.00% 2024	3,680	3,664
Shell International Finance BV 2.50% 2026	710	718
Shell International Finance BV 3.875% 2028	1,230	1,368
Shell International Finance BV 2.375% 2029	280	277
Shell International Finance BV 3.75% 2046	220	243
Shell International Finance BV 4.00% 2046	355	409

American Funds Corporate Bond Fund — Page 5 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Shell International Finance BV 3.125% 2049	$1,745	$1,741
Total Capital International 2.434% 2025	3,945	3,998
Total Capital International 3.455% 2029	1,830	1,984
Total Capital International 3.461% 2049	410	440
Total Capital SA 3.883% 2028	590	659
TransCanada PipeLines Ltd. 4.875% 2048	800	934
TransCanada PipeLines Ltd. 5.10% 2049	750	907
Valero Energy Corp. 4.00% 2029	390	417
Williams Partners LP 4.50% 2023	2,000	2,127
		107,832
Health care 11.40%
Abbott Laboratories 2.90% 2021	2,241	2,282
Abbott Laboratories 3.40% 2023	1,556	1,630
Abbott Laboratories 3.75% 2026	1,241	1,362
AbbVie Inc. 2.50% 2020	100	100
AbbVie Inc. 2.30% 2021	80	80
AbbVie Inc. 2.85% 2023	600	611
AbbVie Inc. 2.60% 20242	331	333
AbbVie Inc. 2.95% 20262	2,105	2,129
AbbVie Inc. 3.20% 20292	4,100	4,168
AbbVie Inc. 4.05% 20392	934	977
AbbVie Inc. 4.45% 2046	455	490
AbbVie Inc. 4.875% 2048	900	1,037
AbbVie Inc. 4.25% 20492	4,072	4,295
Allergan PLC 3.00% 2020	300	301
Allergan PLC 3.45% 2022	3,584	3,662
Allergan PLC 3.80% 2025	324	340
Allergan PLC 4.75% 2045	350	385
Anthem, Inc. 2.375% 2025	400	399
Anthem, Inc. 2.875% 2029	725	724
AstraZeneca PLC 2.375% 2022	1,000	1,010
AstraZeneca PLC 3.375% 2025	740	783
AstraZeneca PLC 4.00% 2029	1,002	1,123
Bayer US Finance II LLC 4.25% 20252	450	483
Bayer US Finance II LLC 4.375% 20282	1,600	1,751
Becton, Dickinson and Co. 2.675% 2019	13	13
Becton, Dickinson and Co. 2.894% 2022	2,210	2,244
Becton, Dickinson and Co. 3.363% 2024	1,150	1,197
Becton, Dickinson and Co. 3.70% 2027	991	1,062
Boston Scientific Corp. 3.375% 2022	400	413
Boston Scientific Corp. 3.45% 2024	300	314
Boston Scientific Corp. 3.75% 2026	470	507
Boston Scientific Corp. 4.70% 2049	495	607
Bristol-Myers Squibb Co. 2.60% 20222	378	384
Bristol-Myers Squibb Co. 2.90% 20242	470	485
Bristol-Myers Squibb Co. 3.20% 20262	251	264
Bristol-Myers Squibb Co. 3.40% 20292	2,140	2,300
Bristol-Myers Squibb Co 4.125% 20392	2,420	2,800
Bristol-Myers Squibb Co. 4.25% 20492	950	1,129
Centene Corp. 4.625% 20292	2,470	2,597
Cigna Corp. 3.75% 2023	400	418
Cigna Corp. 4.375% 2028	1,110	1,234
Cigna Corp. 4.80% 2038	690	801

American Funds Corporate Bond Fund — Page 6 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Cigna Corp. 4.90% 2048	$1,060	$1,260
CVS Health Corp. 3.35% 2021	181	184
CVS Health Corp. 4.30% 2028	732	799
CVS Health Corp. 5.05% 2048	68	81
Eli Lilly and Co. 3.375% 2029	594	641
EMD Finance LLC 3.25% 20252	2,200	2,267
GlaxoSmithKline PLC 3.125% 2021	2,440	2,482
GlaxoSmithKline PLC 2.875% 2022	1,514	1,547
GlaxoSmithKline PLC 3.375% 2023	475	496
GlaxoSmithKline PLC 3.00% 2024	1,115	1,156
Laboratory Corp. of America Holdings 2.625% 2020	200	200
Medtronic, Inc. 3.50% 2025	89	95
Merck & Co., Inc. 2.80% 2023	261	269
Merck & Co., Inc. 2.90% 2024	688	715
Merck & Co., Inc. 2.75% 2025	433	447
Merck & Co., Inc. 3.40% 2029	561	610
Novartis Capital Corp. 2.40% 2022	2,000	2,031
Pfizer Inc. 3.00% 2021	657	671
Pfizer Inc. 2.80% 2022	459	469
Pfizer Inc. 3.20% 2023	2,407	2,510
Pfizer Inc. 2.95% 2024	2,284	2,376
Pfizer Inc. 4.00% 2049	120	141
Shire PLC 2.40% 2021	831	835
Shire PLC 2.875% 2023	605	616
Shire PLC 3.20% 2026	2,695	2,789
Takeda Pharmaceutical Co., Ltd. 4.40% 20232	2,455	2,639
Takeda Pharmaceutical Co., Ltd. 5.00% 20282	4,378	5,112
Teva Pharmaceutical Finance Co. BV 2.80% 2023	5,365	4,855
Teva Pharmaceutical Finance Co. BV 3.15% 2026	615	506
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,650	1,205
UnitedHealth Group Inc. 2.125% 2021	100	100
UnitedHealth Group Inc. 2.375% 2024	1,055	1,065
UnitedHealth Group Inc. 3.50% 2024	845	892
UnitedHealth Group Inc. 3.75% 2025	400	431
UnitedHealth Group Inc. 2.875% 2029	1,155	1,191
UnitedHealth Group Inc. 4.45% 2048	1,220	1,464
UnitedHealth Group Inc. 3.70% 2049	480	516
WellPoint, Inc. 3.125% 2022	1,575	1,612
Zimmer Holdings, Inc. 3.15% 2022	400	407
		96,906
Consumer staples 8.57%
Altria Group, Inc. 3.80% 2024	275	289
Altria Group, Inc. 4.40% 2026	228	246
Altria Group, Inc. 4.80% 2029	4,310	4,769
Altria Group, Inc. 5.80% 2039	110	130
Altria Group, Inc. 5.95% 2049	4,252	5,122
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	3,740	4,494
Anheuser-Busch InBev NV 4.15% 2025	1,000	1,089
Anheuser-Busch InBev NV 4.00% 2028	200	221
Anheuser-Busch InBev NV 4.75% 2029	1,031	1,200
Anheuser-Busch InBev NV 4.90% 2031	250	299
Anheuser-Busch InBev NV 5.45% 2039	160	203
Anheuser-Busch InBev NV 5.55% 2049	1,983	2,633

American Funds Corporate Bond Fund — Page 7 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
British American Tobacco PLC 2.764% 2022	$310	$313
British American Tobacco PLC 2.789% 2024	1,500	1,502
British American Tobacco PLC 3.222% 2024	1,210	1,232
British American Tobacco PLC 3.215% 2026	2,195	2,201
British American Tobacco PLC 3.557% 2027	4,683	4,775
British American Tobacco PLC 3.462% 2029	670	666
British American Tobacco PLC 4.54% 2047	3,385	3,302
British American Tobacco PLC 4.758% 2049	360	365
Coca-Cola Co. 1.75% 2024	2,250	2,240
Conagra Brands, Inc. 3.80% 2021	2,500	2,574
Conagra Brands, Inc. 4.30% 2024	700	751
Conagra Brands, Inc. 4.60% 2025	1,155	1,271
Conagra Brands, Inc. 5.40% 2048	925	1,102
Constellation Brands, Inc. 2.65% 2022	600	608
Constellation Brands, Inc. 4.25% 2023	457	487
Constellation Brands, Inc. 3.60% 2028	200	213
Constellation Brands, Inc. 4.10% 2048	200	212
Costco Wholesale Corp. 2.30% 2022	894	905
Costco Wholesale Corp. 2.75% 2024	975	1,007
Keurig Dr Pepper Inc. 3.551% 2021	625	638
Keurig Dr Pepper Inc. 4.057% 2023	1,950	2,063
Keurig Dr Pepper Inc. 4.417% 2025	455	497
Keurig Dr Pepper Inc. 4.597% 2028	591	671
Keurig Dr Pepper Inc. 5.085% 2048	704	847
Kraft Heinz Co. 3.50% 2022	1,650	1,706
Molson Coors Brewing Co. 2.25% 2020	300	300
Molson Coors Brewing Co. 4.20% 2046	1,275	1,257
Nestlé Holdings, Inc. 3.35% 20232	2,200	2,312
Philip Morris International Inc. 2.875% 2024	972	1,000
Philip Morris International Inc. 3.375% 2029	1,395	1,467
Reynolds American Inc. 4.45% 2025	225	241
Reynolds American Inc. 5.85% 2045	225	255
Wal-Mart Stores, Inc. 3.125% 2021	2,806	2,865
Wal-Mart Stores, Inc. 2.35% 2022	200	203
Wal-Mart Stores, Inc. 2.55% 2023	2,720	2,776
Wal-Mart Stores, Inc. 3.40% 2023	535	562
Wal-Mart Stores, Inc. 2.85% 2024	2,952	3,061
Wal-Mart Stores, Inc. 3.05% 2026	350	369
Wal-Mart Stores, Inc. 3.70% 2028	350	387
WM. Wrigley Jr. Co. 3.375% 20202	2,950	2,982
		72,880
Industrials 7.11%
3M Co. 2.25% 2023	1,400	1,414
3M Co. 3.25% 2024	90	94
Ashtead Group PLC 4.00% 20282	1,880	1,892
Ashtead Group PLC 4.25% 20292	340	344
Avolon Holdings Funding Ltd. 3.95% 20242	1,451	1,506
Boeing Co. 2.70% 2022	2,100	2,136
Boeing Co. 3.10% 2026	790	823
Boeing Co. 2.70% 2027	970	987
Boeing Co. 3.20% 2029	1,031	1,085
Boeing Co. 2.95% 2030	433	447
Boeing Co 3.60% 2034	430	465

American Funds Corporate Bond Fund — Page 8 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	$18	$18
CSX Corp. 3.80% 2028	1,725	1,882
CSX Corp. 4.25% 2029	2,000	2,260
CSX Corp. 2.40% 2030	425	416
CSX Corp. 4.75% 2048	270	332
CSX Corp. 3.35% 2049	1,140	1,128
CSX Corp. 4.50% 2049	1,075	1,267
GE Capital International Funding Co. 4.418% 2035	250	269
General Dynamics Corp. 3.00% 2021	2,500	2,541
General Dynamics Corp. 3.50% 2025	1,000	1,070
General Dynamics Corp. 3.75% 2028	1,100	1,224
General Electric Capital Corp. 3.373% 2025	2,025	2,094
General Electric Co. 2.70% 2022	500	504
General Electric Co. 4.125% 2042	8	9
Honeywell International Inc. 2.15% 2022	2,820	2,840
Honeywell International Inc. 2.30% 2024	3,525	3,571
Honeywell International Inc. 2.70% 2029	1,522	1,565
Lockheed Martin Corp. 2.50% 2020	774	778
Lockheed Martin Corp. 3.10% 2023	135	139
Lockheed Martin Corp. 4.50% 2036	10	12
Lockheed Martin Corp. 4.70% 2046	1,150	1,454
Norfolk Southern Corp. 3.00% 2022	1,071	1,094
Norfolk Southern Corp. 2.55% 2029	1,605	1,604
Norfolk Southern Corp. 3.40% 2049	197	197
Northrop Grumman Corp. 2.55% 2022	3,560	3,610
Northrop Grumman Corp. 3.25% 2028	2,100	2,192
Parker-Hannifin Corp. 2.70% 2024	560	567
Parker-Hannifin Corp. 3.25% 2029	640	665
Parker-Hannifin Corp. 4.00% 2049	120	129
Rockwell Collins, Inc. 2.80% 2022	390	396
Roper Technologies, Inc. 2.80% 2021	25	25
Siemens AG 2.70% 20222	250	254
Siemens AG 2.90% 20222	450	459
Siemens AG 2.00% 20232	500	498
Siemens AG 3.125% 20242	600	623
Siemens AG 2.35% 20262	990	991
Union Pacific Corp. 3.15% 2024	750	781
Union Pacific Corp. 3.95% 2028	350	388
Union Pacific Corp. 3.70% 2029	1,000	1,092
Union Pacific Corp. 4.30% 2049	1,185	1,379
Union Pacific Corp. 3.95% 2059	805	847
United Parcel Service, Inc. 4.25% 2049	240	282
United Technologies Corp. 3.65% 2023	1,700	1,793
United Technologies Corp. 3.95% 2025	535	582
United Technologies Corp. 4.125% 2028	1,475	1,662
United Technologies Corp. 4.50% 2042	250	302
Waste Management, Inc. 2.95% 2024	745	770
Westinghouse Air Brake Technologies Corp. 4.40% 20241	602	639
		60,387
Information technology 5.24%
Apple Inc. 1.80% 2024	2,000	1,985
Broadcom Inc. 4.75% 20292	7,800	8,348
Broadcom Ltd. 3.00% 2022	1,025	1,037

American Funds Corporate Bond Fund — Page 9 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom Ltd. 3.625% 2024	$575	$592
Broadcom Ltd. 3.875% 2027	2,105	2,151
Broadcom Ltd. 3.50% 2028	2,204	2,186
Fidelity National Information Services, Inc. 3.75% 2029	1,295	1,412
Fiserv, Inc. 3.50% 2029	5,515	5,803
Fiserv, Inc. 4.40% 2049	1,850	2,069
Global Payments Inc. 3.20% 2029	980	997
International Business Machines Corp. 3.00% 2024	2,000	2,071
Microsoft Corp. 1.55% 2021	1,225	1,220
Microsoft Corp. 2.40% 2022	250	254
Microsoft Corp. 2.875% 2024	1,950	2,025
Microsoft Corp. 3.30% 2027	3,055	3,297
Microsoft Corp. 4.25% 2047	475	589
Oracle Corp. 1.90% 2021	800	800
PayPal Holdings, Inc. 2.40% 2024	850	853
PayPal Holdings, Inc. 2.65% 2026	554	556
PayPal Holdings, Inc. 2.85% 2029	2,848	2,848
Visa Inc. 2.15% 2022	3,375	3,407
		44,500
Communication services 4.30%
AT&T Inc. 2.45% 2020	9,000	9,014
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	200	201
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	300	321
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	200	219
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	200	206
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	2,120	2,251
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	370	429
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	4,187	4,536
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	550	574
Comcast Corp. 3.95% 2025	1,900	2,074
Comcast Corp. 4.15% 2028	1,000	1,128
Comcast Corp. 2.65% 2030	5,530	5,573
Comcast Corp. 4.60% 2038	520	625
Comcast Corp. 3.25% 2039	170	173
Comcast Corp. 4.00% 2047	200	224
Comcast Corp. 4.00% 2048	495	554
Comcast Corp. 4.70% 2048	480	597
Comcast Corp. 3.45% 2050	180	185
Fox Corp. 5.576% 20492	750	957
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%2	2,035	2,097
Vodafone Group PLC 5.25% 2048	2,039	2,439
Vodafone Group PLC 4.25% 2050	1,900	1,979
WPP Finance 2010 3.75% 2024	200	210
		36,566
Consumer discretionary 3.50%
Amazon.com, Inc. 3.15% 2027	450	479
Amazon.com, Inc. 4.05% 2047	165	197
American Honda Finance Corp. 2.60% 2022	100	102
American Honda Finance Corp. 3.50% 2028	200	216
Bayerische Motoren Werke AG 1.85% 20212	100	100
Bayerische Motoren Werke AG 2.00% 20212	400	400
Bayerische Motoren Werke AG 3.45% 20232	185	192

American Funds Corporate Bond Fund — Page 10 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bayerische Motoren Werke AG 3.15% 20242	$2,000	$2,069
DaimlerChrysler North America Holding Corp. 2.45% 20202	725	726
DaimlerChrysler North America Holding Corp. 3.65% 20242	2,750	2,881
Ford Motor Credit Co. 3.664% 2024	968	960
Ford Motor Credit Co. 4.687% 2025	250	257
General Motors Co. 6.60% 2036	45	52
General Motors Co. 6.75% 2046	305	355
General Motors Co. 5.40% 2048	650	661
General Motors Co. 5.95% 2049	380	415
General Motors Financial Co. 3.55% 2021	200	203
General Motors Financial Co. 3.55% 2022	870	893
General Motors Financial Co. 3.50% 2024	190	194
Home Depot, Inc. 3.90% 2028	125	141
Home Depot, Inc. 2.95% 2029	1,115	1,167
Home Depot, Inc. 4.50% 2048	714	895
Hyundai Capital America 2.55% 20202	1,150	1,151
Hyundai Capital America 3.25% 20222	150	153
Las Vegas Sands Corp. 3.90% 2029	100	104
Lowe’s Companies, Inc. 3.65% 2029	148	159
Lowe’s Companies, Inc. 4.55% 2049	859	999
McDonald’s Corp. 4.45% 2047	475	551
Morongo Band of Mission Indians 7.00% 20392	1,100	1,288
Sands China Ltd. 5.40% 2028	1,500	1,709
Starbucks Corp. 4.50% 2048	375	436
Toyota Motor Credit Corp. 2.15% 2020	638	639
Toyota Motor Credit Corp. (3-month USD-LIBOR + 0.15%) 2.162% 20203	2,150	2,152
Toyota Motor Credit Corp. 1.90% 2021	1,534	1,536
Toyota Motor Credit Corp. 2.15% 2022	625	630
Toyota Motor Credit Corp. 2.60% 2022	720	730
Toyota Motor Credit Corp. 3.20% 2027	340	362
Toyota Motor Credit Corp. 3.05% 2028	384	406
Volkswagen Group of America Finance, LLC 2.85% 20242	1,334	1,353
Volkswagen Group of America Finance, LLC 3.20% 20262	1,820	1,859
		29,772
Real estate 3.50%
Alexandria Real Estate Equities, Inc. 3.80% 2026	710	758
Alexandria Real Estate Equities, Inc. 3.95% 2028	35	38
Alexandria Real Estate Equities, Inc. 2.75% 2029	134	132
Alexandria Real Estate Equities, Inc. 3.375% 2031	40	42
American Campus Communities, Inc. 3.35% 2020	110	111
American Campus Communities, Inc. 3.75% 2023	1,350	1,404
American Campus Communities, Inc. 4.125% 2024	200	214
American Campus Communities, Inc. 3.30% 2026	2,832	2,927
American Campus Communities, Inc. 3.625% 2027	890	937
EPR Properties 3.75% 2029	300	305
Equinix, Inc. 2.625% 2024	2,165	2,170
Equinix, Inc. 2.90% 2026	2,983	2,985
Equinix, Inc. 3.20% 2029	3,495	3,512
Essex Portfolio LP 3.625% 2022	200	207
Essex Portfolio LP 3.50% 2025	70	73
Essex Portfolio LP 3.375% 2026	200	209
Essex Portfolio LP 4.00% 2029	180	196
Gaming and Leisure Properties, Inc. 3.35% 2024	110	113

American Funds Corporate Bond Fund — Page 11 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Gaming and Leisure Properties, Inc. 4.00% 2030	$289	$292
Hospitality Properties Trust 4.35% 2024	2,000	2,052
Kimco Realty Corp. 3.40% 2022	1,525	1,572
Kimco Realty Corp. 3.30% 2025	1,000	1,036
Kimco Realty Corp. 4.125% 2046	265	281
Scentre Group 2.375% 20212	130	130
Scentre Group 3.50% 20252	450	467
Scentre Group 3.75% 20272	1,175	1,237
WEA Finance LLC 3.25% 20202	90	91
Westfield Corp. Ltd. 3.15% 20222	4,585	4,678
Westfield Corp. Ltd. 3.50% 20292	1,500	1,556
		29,725
Materials 2.19%
Air Liquide SA 2.25% 20292	518	510
ArcelorMittal 3.60% 2024	4,481	4,565
ArcelorMittal 4.25% 2029	200	204
Braskem SA 4.50% 20302	1,860	1,795
Chevron Phillips Chemical Co. LLC 3.30% 20232	390	403
Dow Chemical Co. 3.15% 2024	205	212
Dow Chemical Co. 4.55% 2025	200	221
Dow Chemical Co. 3.625% 2026	1,298	1,357
Dow Chemical Co. 4.80% 2028	500	566
Dow Chemical Co. 4.625% 2044	100	109
Dow Chemical Co. 5.55% 2048	290	358
Dow Chemical Co. 4.80% 2049	1,380	1,557
DowDuPont Inc. 5.419% 2048	675	841
Glencore Funding LLC 4.125% 20242	1,000	1,050
LYB International Finance BV 4.875% 2044	100	111
LYB International Finance III, LLC 4.20% 2049	249	256
LyondellBasell Industries NV 6.00% 2021	200	213
Nutrien Ltd. 4.20% 2029	250	274
Nutrien Ltd. 5.00% 2049	450	528
Praxair, Inc. 3.00% 2021	616	627
Sherwin-Williams Co. 2.75% 2022	203	206
Sherwin-Williams Co. 3.125% 2024	600	621
Sherwin-Williams Co. 3.45% 2027	150	158
Sherwin-Williams Co. 2.95% 2029	1,270	1,282
Sherwin-Williams Co. 3.80% 2049	300	309
Westlake Chemical Corp. 5.00% 2046	130	141
Westlake Chemical Corp. 4.375% 2047	160	161
		18,635
Total corporate bonds & notes		743,519
U.S. Treasury bonds & notes 7.40% U.S. Treasury 7.24%
U.S. Treasury 1.50% 2021	1,505	1,502
U.S. Treasury 1.375% 2022	7,600	7,552
U.S. Treasury 1.25% 2024	4,410	4,335
U.S. Treasury 1.50% 2024	5,996	5,962
U.S. Treasury 1.50% 2024	3,257	3,237
U.S. Treasury 1.50% 2024	1,803	1,792
U.S. Treasury 1.75% 2024	82	82

American Funds Corporate Bond Fund — Page 12 of 14

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2026	$618	$614
U.S. Treasury 1.625% 2029	3,797	3,742
U.S. Treasury 1.75% 2029	20,355	20,309
U.S. Treasury 2.375% 20295	744	782
U.S. Treasury 3.125% 2048	88	105
U.S. Treasury 2.25% 20495	11,402	11,519
		61,533
U.S. Treasury inflation-protected securities 0.16%
U.S. Treasury Inflation-Protected Security 0.25% 20296	1,330	1,342
Total U.S. Treasury bonds & notes		62,875
Municipals 0.22% South Carolina 0.13%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	400	461
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	100	118
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	460	546
		1,125
Illinois 0.09%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	675	727
Total municipals		1,852
Asset-backed obligations 0.13%
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20392,7	1,104	1,096
Total bonds, notes & other debt instruments (cost: $779,441,000)		809,342
Short-term securities 4.31% Money market investments 4.31%	Shares
Capital Group Central Cash Fund 1.78%8	366,050	36,605
Total short-term securities (cost: $36,605,000)		36,605
Total investment securities 99.54% (cost: $816,046,000)		845,947
Other assets less liabilities 0.46%		3,929
Net assets 100.00%		$849,876

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount9 (000)	Value at 11/30/201910 (000)	Unrealized (depreciation) appreciation at 11/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	112	April 2020	$22,400	$24,146	$(5)
5 Year U.S. Treasury Note Futures	Long	571	April 2020	57,100	67,931	(33)
10 Year U.S. Treasury Note Futures	Short	35	March 2020	(3,500)	(4,528)	14
10 Year Ultra U.S. Treasury Note Futures	Short	118	March 2020	(11,800)	(16,782)	25
20 Year U.S. Treasury Bond Futures	Long	2	March 2020	200	318	(1)
30 Year Ultra U.S. Treasury Bond Futures	Long	37	March 2020	3,700	6,946	27
						$27

American Funds Corporate Bond Fund — Page 13 of 14

unaudited

1	Step bond; coupon rate may change at a later date.
2	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $118,180,000, which represented 13.91% of the net assets of the fund.
3	Coupon rate may change periodically.
4	Scheduled interest and/or principal payment was not received.
5	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $484,000, which represented .06% of the net assets of the fund.
6	Index-linked bond whose principal amount moves with a government price index.
7	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8	Rate represents the seven-day yield at 11/30/2019.
9	Notional amount is calculated based on the number of contracts and notional contract size.
10	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
Auth. = Authority
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-032-0120O-S73207	American Funds Corporate Bond Fund — Page 14 of 14

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: January 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: January 31, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 31, 2020